BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation and significant accounting policies [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
1.	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies adopted by Trinity Biotech plc (“the Company”) and its subsidiaries (together the “the Group”) are set out below.

i)	General information

Trinity Biotech is a commercial stage biotechnology company focused on diabetes management solutions and human diagnostics, including wearable biosensors. The Company develops, acquires, manufactures and markets diagnostic systems, including both reagents and instrumentation, for the point-of-care and clinical laboratory segments of the diagnostic market. The products are used to detect infectious diseases and to quantify the level of Haemoglobin A1c and other chemistry parameters in serum, plasma and whole blood and the Company intends to develop a range of biosensor devices and related services, starting with a continuous glucose monitoring product.

ii)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) both as issued by the International Accounting Standards Board (“IASB”) and as subsequently adopted by the European Union (“EU”) (together “IFRS”). The IFRS applied are those effective for accounting periods beginning January 1, 2023. Consolidated financial statements are required by Irish law to comply with IFRS as adopted by the EU which differ in certain respects from IFRS as issued by the IASB. These differences predominantly relate to the timing of adoption of new standards by the EU. However, in relation to the 2023 consolidated financial statements there are no differences regarding the effective date of new IFRS relevant to Trinity Biotech as issued by the IASB and as adopted by the EU. In relation to prior periods presented, none of the differences are relevant in the context of Trinity Biotech and the consolidated financial statements comply with IFRS both as issued by the IASB and as adopted by the EU.

iii)	Basis of preparation

The consolidated financial statements have been prepared in United States Dollars (US$), rounded to the nearest thousand, under the historical cost basis of accounting, except for derivative financial instruments, certain balances arising on acquisition of subsidiary entities and share-based payments which are initially recorded at fair value. Derivative financial instruments are also subsequently revalued and carried at fair value.

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods. Judgements made by management that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year are discussed in Note 30.

The directors have considered the Group’s current financial position and cash flow projections, taking into account all known events and developments, the directors believe that the Group will be able to continue its operations for at least the next 12 months from the date of this report and that it is appropriate to continue to prepare the consolidated financial statements on a going concern basis.

The directors have considered the Group’s current financial position and cash flow projections, taking into account all known events and developments including the amendment and restatement of the term loan with Perceptive, the acquisition of Waveform assets, the divestiture of the Fitzgerald Industries life sciences supply business, and the success of the commercial launch of the Trinscreen HIV product. Additionally, we have undertaken a number of initiatives aimed at improving the financial performance of the existing business by building on our existing revenue base and eliminating unnecessary overhead and complexity. Our directors believe that the Group will be able to continue its operations for at least the next 12 months from the date of this report, and that it is appropriate to continue to prepare the consolidated financial statements on a going concern basis. There are no material debt maturities until 2026.

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements. The accounting policies have been applied consistently by all Group entities. The comparative information agrees with the amounts and other disclosures presented in the prior period consolidated financial statements or, when appropriate, have been restated.

iv)	Basis of consolidation

Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A change in the ownership interest of a subsidiary without a change in control is accounted for as an equity transaction. The Group currently holds a majority of voting rights in all entities in the Group and as a result there are no non-controlling interests reflected in the consolidated financial statements.

Transactions eliminated on consolidation

Intra-group balances and any unrealised gains or losses or income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

v)	Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less any accumulated depreciation and any impairment losses (see Note 1(viii)). The cost of self-constructed assets includes the cost of materials, direct labour and attributable overheads. It is not Group policy to revalue any items of property, plant and equipment.

Depreciation is charged to the statement of operations on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:

• Leasehold improvements	5-15 years

• Buildings	50 years

• Office equipment and fittings	10 years

• Computer equipment	3-5 years

• Plant and equipment	5-15 years

Land is not depreciated. The residual values, if not insignificant, useful lives and depreciation methods of property, plant and equipment are reviewed and adjusted if appropriate on a prospective basis, at each balance sheet date. There were no changes to useful lives in the year.

The Group considers whether a contract is or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition the Group assesses whether the contract meets three key evaluations which are whether:

•	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group

•

the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract

•

the Group has the right to direct the use of the identified asset throughout the period of use. The Group assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

At lease commencement date, the Group recognises a right-of-use asset and a lease liability on the balance sheet. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Group has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognising a right-of-use asset and lease liability, the payments in relation to these are recognised as an expense in profit or loss on a straight-line basis over the lease term. On the statement of financial position, right-of-use assets have been included in property, plant and equipment and lease liabilities have been included in separate lines within the current liabilities and non-current liabilities sections.

Leased assets - as lessor

The Group’s accounting policy under IFRS 16 has not changed from the comparative period. As a lessor, the Group classifies its leases as either operating or finance leases. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the underlying asset, and classified as an operating lease if it does not.

vi)	Goodwill

In respect of business combinations that have occurred since January 1, 2004 (being the transition date to IFRS), goodwill represents the difference between the cost of the acquisition and the fair value of the net identifiable assets acquired.

In respect of acquisitions prior to this date, goodwill is included on the basis of its deemed cost, which represents the amount recorded under the old basis of accounting, Irish GAAP, (“Previous GAAP”). Save for retrospective restatement of deferred tax as an adjustment to retained earnings in accordance with IAS 12, Income Taxes, the classification and accounting treatment of business combinations undertaken prior to the transition date were not reconsidered in preparing the Group’s opening IFRS balance sheet as at January 1, 2004.

To the extent that the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities acquired exceeds the cost of a business combination, the identification and measurement of the related assets, liabilities and contingent liabilities are revisited accompanied by a reassessment of the cost of the transaction, and any remaining balance is immediately recognised in the statement of operations.

At the acquisition date, any goodwill is allocated to each of the cash-generating units expected to benefit from the combination’s synergies. Following initial recognition, goodwill is stated at cost less any accumulated impairment losses.

vii)	Intangibles, including research and development (other than goodwill)

An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognised to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable (that is, capable of being divided from the entity and sold, transferred, licenced, rented or exchanged, either individually or together with a related contract, asset or liability) or when it arises from contractual or other legal rights, regardless of whether those rights are transferable or separable from the Group or from other rights and obligations.

Intangible assets acquired as part of a business combination are capitalised separately from goodwill if the intangible asset meets the definition of an asset and the fair value can be reliably measured on initial recognition. Subsequent to initial recognition, these intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses (Note 1(viii)). Intangible assets with definite useful lives are reviewed for indicators of impairment annually while intangible assets with indefinite useful lives and those not yet brought into use are tested for impairment at least annually, either individually or at the cash-generating unit level.

Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalised if the product or process is technically and commercially feasible and the Group has sufficient resources to complete the development. The expenditure capitalised includes the cost of materials, direct labour and attributable overheads and third party costs. Subsequent expenditure on capitalised intangible assets is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates.

The technical feasibility of a new product is determined by a specific feasibility study undertaken at the first stage of any development project. The majority of our new product developments involve the transfer of existing product know-how to a new application. Since the technology is already proven in an existing product which is being used by customers, this facilitates the proving of the technical feasibility of that same technology in a new product.

The results of the feasibility study are reviewed by a design review committee comprising senior managers. The feasibility study occurs in the initial research phase of a project and costs in this phase are not capitalised.

The commercial feasibility of a new product is determined by preparing a discounted cash flow projection. This projection compares the discounted sales revenues for future periods with the relevant costs. As part of preparing the cash flow projection, the size of the relevant market is determined, feedback is sought from customers and the strength of the proposed new product is assessed against competitors’ offerings. Once the technical and commercial feasibility has been established and the project has been approved for commencement, the project moves into the development phase.

All other development expenditure is expensed as incurred. Subsequent to initial recognition, the capitalised development expenditure is carried at cost less any accumulated amortisation and any accumulated impairment losses.

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognised in the statement of operations as an expense as incurred.

Expenditure on internally generated goodwill and brands is recognised in the statement of operations as an expense as incurred.

Amortisation

Amortisation is charged to the statement of operations on a straight-line basis over the estimated useful lives of intangible assets, unless such lives are indefinite. Intangible assets are amortised from the date they are available for use in its intended market. The estimated useful lives are as follows:

• Capitalised development costs	15 years

• Patents and licences	6-15 years

• Other (including acquired customer and supplier lists)	6-15 years

The Group uses a useful economic life of 15 years for capitalised development costs. This is a conservative estimate of the likely life of the products. The Group is confident that products have a minimum of 15 years life given the inertia that characterizes the medical diagnostics industry and the barriers to enter into the industry. The following factors have been considered in estimating the useful life of developed products:

(a)
once a diagnostic test becomes established, customers are reluctant to change to new technology until it is fully proven, thus resulting in relatively long product life cycles. There is also reluctance in customers to change to a new product as it can be costly both in terms of the initial changeover cost and as new technology is typically more expensive.

(b)
demand for the diagnostic tests is enduring and robust within a wide geographic base. The diseases that the products diagnose are widely prevalent (HIV, Diabetes and Chlamydia being just three examples) in many countries. There is a general consensus that these diseases will continue to be widely prevalent in the future. Demand for biosensors is showing high growth in recent years due to the ease of use and the appeal of real time information.

(c)
there are significant barriers to new entrants in this industry. Patents and/or licences are in place for several of our products, though this is not the only barrier to entry. There is a significant cost and time to develop new products, it is necessary to obtain regulatory approval and tests are protected by proprietary know-how, manufacturing techniques and trade secrets.

Certain trade names acquired are deemed to have an indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate cash inflows for the Group.

Where amortisation is charged on assets with finite lives, this expense is taken to the statement of operations through the ‘selling, general and administrative expenses’ line.

Useful lives are examined on an annual basis and adjustments, where applicable, are made on a prospective basis.

viii)	Impairment

The carrying amount of the Group’s assets, other than inventories, accounts receivable, cash and cash equivalents, short-term investments and deferred tax assets, are reviewed at each balance sheet date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount (being the greater of fair value less costs to sell and value in use) is assessed at each balance sheet date.

Fair value less costs to sell is defined as the amount obtainable from the sale of an asset or cash-generating unit in an arm’s length transaction between knowledgeable and willing parties, less the costs that would be incurred on disposal. Value in use is defined as the present value of the future cash flows expected to be derived through the continued use of an asset or cash-generating unit. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not yet been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities. For an asset that does not generate largely independent cash flows, the recoverable amount is determined by reference to the cash-generating unit to which the asset belongs.

For goodwill, assets that have an indefinite useful life and intangible assets that are not yet available for use, the recoverable amount is estimated at each balance sheet date at the cash-generating unit level. The goodwill and indefinite-lived assets were reviewed for impairment at June 30, 2022, December 31, 2022, June 30, 2023 and December 31, 2023. See Note 12.

In-process research and development (IPR&D) is tested for impairment on a bi-annual basis, and always at year end, or more frequently if impairment indicators are present, using projected discounted cash flow models. If IPR&D becomes impaired or is abandoned, the carrying value of the IPR&D is written down to its revised fair value with the related impairment charge recognised in the period in which the impairment occurs. If the fair value of the asset becomes impaired as the result of unfavorable data from any ongoing or future clinical trial, changes in assumptions that negatively impact projected cash flows, or because of any other information regarding the prospects of successfully developing or commercializing our programs, we could incur significant charges in the period in which the impairment occurs. The valuation techniques utilized in performing impairment tests incorporate significant assumptions and judgments to estimate the fair value, as described above. The use of different valuation techniques or different assumptions could result in materially different fair value estimates.

An impairment loss is recognised whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses are recognised in the statement of operations.

Impairment losses recognised in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units and then to reduce the carrying amount of other assets in the cash-generating units on a pro-rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

An impairment loss in respect of goodwill is not reversed.

Following recognition of any impairment loss (and on recognition of an impairment loss reversal), the depreciation or amortisation charge applicable to the asset or cash-generating unit is adjusted prospectively with the objective of systematically allocating the revised carrying amount, net of any residual value, over the remaining useful life.

ix)	Financial Assets

On initial recognition, a financial asset is classified as measured at amortised cost and subsequently measured using the effective interest rate (EIR) method and subject to impairment. Financial assets may also be initially measured at fair value with any movement being reflected through other comprehensive income or the Consolidated Income Statement.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by investment basis.

x)	Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is based on the first-in, first-out principle and includes all expenditure which has been incurred in bringing the products to their present location and condition and includes an appropriate allocation of manufacturing overhead based on the normal level of operating capacity. Net realisable value is the estimated selling price of inventory on hand in the ordinary course of business less all further costs to completion and costs expected to be incurred in selling these products.

The Group provides for inventory, based on estimates of the expected realisability. The estimated realisability is evaluated on a case-by-case basis and any inventory that is approaching its “use-by” date and for which no further re-processing can be performed is written off. Any reversal of an inventory provision is recognised in the statement of operations in the year in which the reversal occurs.

xi)	Trade and other receivables

Trade receivables are amounts due from customers for products sold or services provided in the ordinary course of business. Trade and other receivables are stated at their amortised cost less impairment losses incurred. Cost approximates fair value given the short-term nature of these assets. The Group records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. Expected credit losses are recorded on all of trade receivables based on an assessment of the probability of default or delinquency in payments and the probability that debtor will enter into financial difficulties or bankruptcy.

xii)	Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade and other payables are stated at cost. Cost approximates fair value given the short term nature of these liabilities.

xiii)
Cash and cash equivalents

Cash and cash equivalents comprise cash balances and short-term deposits which are readily available at year-end. Deposits with maturities less than six months as at the year-end date are recognised as cash and cash equivalents and are carried at fair value when there is no expected loss in value on early termination. The Group has no short-term bank overdraft facilities. Where restrictions are imposed by third parties, such as lending institutions, on cash balances held by the Group these are treated as financial assets in the financial statements.

xiv)	Share-based payments

For equity-settled share-based payments (share options), the Group measures the services received and the corresponding increase in equity at fair value at the measurement date (which is the grant date) using a trinomial model. Given that the share options granted do not vest until the completion of a specified period of service, the fair value, which is assessed at the grant date, is recognised on the basis that the services to be rendered by employees as consideration for the granting of share options will be received over the vesting period.

Certain share options have been granted for which there is a condition that the options only become exercisable into ADSs when the market price of an ADS reaches a certain level. This is deemed to be a non-vesting condition. The term ‘non-vesting condition’ is not explicitly defined in IFRS 2, Share based Payment, but is inferred to be any condition that does not meet the definition of a vesting condition. The only condition for these options to vest is that the option holder continues service and there were no other conditions which would be considered non-vesting conditions. Non-vesting conditions are reflected in measuring the grant-date fair value of the share-based payment and there is no true-up in the measurement of the share-based payment for differences between the expected and the actual outcome of non-vesting conditions. If all service conditions are met, then the share-based payment cost will be recognized even if the option holder does not receive the share-based payment due to a failure to meet the non-vesting condition.

The expense in the consolidated statement of operations in relation to share options represents the product of the total number of options anticipated to vest and the fair value of those options; this amount is allocated to accounting periods on a straight-line basis over the vesting period.

Share based payments, to the extent they relate to direct labour involved in development activities, are capitalised.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised. The Group does not operate any cash-settled share-based payment schemes or share-based payment transactions with cash alternatives as defined in IFRS 2.

xv)	Government grants and financial support

The Group received government-backed Covid-19 financial supports in the form of forgivable loans. Under IAS 20, Accounting for Government Grants, a forgivable loan from government is treated as a government grant when there is reasonable assurance that the terms for forgiveness of the loan will be met. Where a loan was received in the financial year but not yet forgiven within the financial year, the loan is treated as a current liability. The Group has opted to present government grant income for loans that have been forgiven as Other operating income in the consolidated statement of operations.

Grants that compensate the Group for expenses incurred such as research and development, employment and training are recognised as income in the statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are recognised in the statement of operations on a systematic basis over the useful life of the asset. R&D tax credits claimed from tax authorities are credited to the taxation line in the consolidated statement of operations.

xvi)	Revenue recognition

Goods sold and services rendered

The Group recognises revenue when it transfers control over a good or service to a customer. Revenue is recognised to the extent that it is probable that economic benefit will flow to the Group and the revenue can be measured. No revenue is recognised if there is uncertainty regarding recovery of the consideration due at the outset of the transaction. Revenue, including any amounts invoiced for shipping and handling costs, represents the value of goods and services supplied to external customers, net of discounts and rebates and excluding sales taxes.

Revenue from products is generally recorded as of the date of shipment, consistent with typical ex-works shipment terms. Where the shipment terms do not permit revenue to be recognised as of the date of shipment, revenue is recognised when the Group has satisfied all of its performance obligations to the customer in accordance with the shipping terms.

Some contracts oblige the Group to ship product to the customer ahead of the agreed payment schedule. For these shipments, a contract asset is recognised when control over the goods has transferred to the customer. The financing component is insignificant as invoicing for these shipments occurs within a short period of time after shipment has occurred and standard 30 day credit terms typically apply. Some contracts could be regarded as offering the customer a right of return. Due to the uncertainty of the magnitude and likelihood of product returns, there is a level of estimation involved in assessing the amount of revenue to be recognized for these types of contracts. In accordance with IFRS 15, when estimating the effect of an uncertainty on an amount of variable consideration to which the Group will be entitled, all information that is reasonably available, including historical, current and forecast, is considered.

The Group operates a licenced referenced laboratory in the US, which provides testing services to institutional customers and insurance companies. In the US, there are rules requiring all insurance companies to be billed the same amount per test. However, the amount that each insurance company pays for a particular test varies according to their own internal policies and this can typically be considerably less than the amount invoiced. We recognise lab services revenue for insurance companies by taking the invoiced amount and reducing it by an estimated percentage based on historical payment data. We review the percentage reduction annually based on the latest data. As a practical expedient, and in accordance with IFRS, we apply a portfolio approach to the insurance companies as they have similar characteristics. We judge that the effect on the financial statements of using a portfolio approach for the insurance companies will not differ materially from applying IFRS 15 to the individual contracts within that portfolio.

Revenue from services rendered is recognised in the statement of operations in proportion to the stage of completion of the transaction at the balance sheet date.

The Group leases instruments to customers typically as part of a bundled package. Where a contract has multiple performance obligations and its duration is greater than one year, the transaction price is allocated to the performance obligations in the contract by reference to their relative standalone selling prices. For contracts where control of the instrument is transferred to the customer, the fair value of the instrument is recognised as revenue at the commencement of the lease and is matched by the related cost of sale. Fair value is determined on the basis of standalone selling price. In the case where control of the instrument does not transfer to the customer, revenue is recognised on the basis of customer usage of the instrument. See also Note 1 (v).

In obtaining these contracts, the Group incurs a number of incremental costs, such as sales bonus paid to sales staff commissions paid to distributors and royalty payments. As the amortisation period of these costs, if capitalised, would be less than one year, the Group makes use of the practical expedient in IFRS 15.94 and expenses them as they incur.

A receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

The Group’s obligation to provide a refund for faulty products under the standard warranty terms is recognised as a provision, see Note 22 for details.

Other operating income

Other operating income includes revenue generated from a transition service agreement between the Company and the purchaser of Fitzgerald Industries for the provision of bookkeeping and I.T. services. Other operating income also includes government-backed Covid-19 financial supports and government grant income. The accounting policy for this income is described in Note 1 (xv).

xvii)	Employee benefits

Defined contribution plans

The Group operates defined contribution schemes in various locations where its subsidiaries are based. Contributions to the defined contribution schemes are recognised in the statement of operations in the period in which the related service is received from the employee.

Other long-term benefits

Where employees participate in the Group’s other long-term benefit schemes (such as permanent health insurance schemes under which the scheme insures the employees), or where the Group contributes to insurance schemes for employees, the Group pays an annual fee to a service provider, and accordingly the Group expenses such payments as incurred.

Termination benefits

Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy.

xviii)	Foreign currency

A majority of the revenue of the Group is generated in US Dollars. The Group’s management has determined that the US Dollar is the primary currency of the economic environment in which the Company and its subsidiaries (with the exception of the Group’s subsidiaries in Brazil, Canada and Sweden) principally operate. Thus, the functional currency of the Company and its subsidiaries (other than the Brazilian, Canadian and Swedish subsidiaries) is the US Dollar. The functional currency of the Brazilian entity is the Brazilian Real, the functional currency of the Canadian subsidiary is the Canadian Dollar and the functional currency of the Swedish subsidiary is the Swedish Kroner.

The presentation currency of the Company and Group is the US Dollar. Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange ruling at the balance sheet date. The resulting gains and losses are included in the consolidated statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Results and cash flows of subsidiary undertakings, which have a functional currency other than the US Dollar, are translated into US Dollars at average exchange rates for the year, and the related balance sheets have been translated at the rates of exchange ruling on the balance sheet date. Any exchange differences arising from the translations are recognised in the currency translation reserve via the statement of changes in equity.

Where Euro, Brazilian Real, Canadian Dollar or Swedish Kroner amounts have been referenced in this document, their corresponding US Dollar equivalent has also been included and these equivalents have been calculated with reference to the foreign exchange rates prevailing at December 31, 2023.

xix)	Hedging

The activities of the Group expose it primarily to changes in foreign exchange rates and interest rates. The Group uses derivative financial instruments, from time to time, such as forward foreign exchange contracts to hedge these exposures.

The Group enters into forward contracts to sell US Dollars forward for Euro. The principal exchange risk identified by the Group is with respect to fluctuations in the Euro as a substantial portion of its expenses are denominated in Euro but its revenues are primarily denominated in US Dollars. Trinity Biotech monitors its exposure to foreign currency movements and may use these forward contracts as cash flow hedging instruments whose objective is to cover a portion of this Euro expense.

At the inception of a hedging transaction entailing the use of derivatives, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its quarterly assessment of the effectiveness of the hedge in offsetting movements in the cash flows of the hedged items.

Derivative financial instruments are recognised at fair value. Where derivatives do not fulfil the criteria for hedge accounting, they are classified as held-for-trading and changes in fair values are reported in the statement of operations. The fair value of forward exchange contracts is calculated by reference to current forward exchange rates for contracts with similar maturity profiles and equates to the current market price at the balance sheet date.

The portion of the gain or loss on a hedging instrument that is deemed to be an effective cash flow hedge is recognised directly in the hedging reserve in equity and the ineffective portion is recognised in the statement of operations. As the forward contracts are exercised the net cumulative gain or loss recognised in the hedging reserve is transferred to the statement of operations and reflected in the same line as the hedged item.

xx)	Exchangeable notes and derivative financial instruments

The Company’s exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method.

The embedded derivatives are initially recognised at fair value and are restated at their fair value at each reporting date. The fair value changes of the embedded derivatives are recognised in the consolidated statement of operations, except for changes in fair value related to the Group’s own credit risk, which are recorded in the statement of comprehensive income.

Where the exchangeable notes are redeemed early or repurchased in a way that does not alter the original conversion privileges, the consideration paid is allocated to the respective components and the amount of any gain or loss is recognised in the consolidated statement of operations.

xxi)	Senior secured term loan

The senior secured term loan is initially recorded at the fair value of the consideration received net of:  a) directly attributable transaction costs, b) the fair value at the date of issue of the warrants issued to the lender (see Note 1xxii) and c) the fair value of the option to prepay the loan at the date of issue (see Note 1xxii). Subsequent to initial recognition, the term loan is measured at amortised cost employing the effective interest methodology. Borrowing costs, including any penalties for early settlement of the loan, are recognised as an expense in the period in which they are incurred.

xxii)	Warrants and loan prepayment option

The Company has issued warrants to third parties. A warrant contract might be accounted for as an equity instrument or a financial liability under IFRS depending on the terms of a warrant. A warrant contract that will or might be settled by an entity by delivering a fixed number of its own equity instruments, in exchange for a fixed amount of cash or another financial asset, is an equity instrument. As Perceptive has the option to choose a cashless exercise option, the Company will have to deliver a variable number of ADS, since the number of shares will vary depending on the ADS traded price. Even though the cashless exercise option is economically comparable to the cash exercise option, the fact that the Company will issue a variable number of shares under the cashless exercise option results in one settlement alternative violating the ‘fixed for fixed’ requirement.  The warrant contract therefore meets the definition of a financial liability and given the value of the warrant changes in response to the price of the Company’s ADS, with no initial investment and settlement occurring in the future it meets the definition of a derivative liability under IFRS 9. The warrant is issued in a separate contract, is transferable independently of the term loan and can be exercised while the term loan remains outstanding. Therefore, the warrant is a separate instrument to the term loan.

The warrant contracts are initially recognised as a derivative liability at fair value and subsequently measured at fair value at each reporting period with any changes recognised in the consolidated statement of operations.

The Company has the option to prepay the senior secured term loan in whole or in part for an amount equal to the principal, accrued interest and prepayment premium. In accordance with IFRS 9, this option is separated from the term loan and is initially recognised as a derivative asset at fair value and subsequently measured at fair value at each reporting period with any changes recognised in the consolidated statement of operations.

xxiii)	Convertible Note

The convertible note is accounted for as a compound financial instrument containing both an equity and liability element. The convertible note has a contractual obligation to deliver cash on redemption equal to the principal amount plus accrued interest and therefore has a liability component in line with the definition of a financial liability in IAS 32. The convertible loan note also has a conversion feature where it mandatorily converts into ADS if the volume weighted average price of the Company’s ADSs is at a certain price for any five consecutive NASDAQ trading days or any other time at the discretion of the Noteholder. Where a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity's own equity instruments, the conversion feature represents an equity component of the convertible note.

The equity component is measured as the residual amount that results from deducting the fair value of the liability component from the initial carrying amount of the instrument as a whole. There is no remeasurement of the equity element following initial recognition. The debt component is accounted for at amortised cost employing the effective interest methodology.

xxiv)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors.

xxv)	Tax (current and deferred)

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognised in the consolidated statement of operations except to the extent that it relates to items recognised directly in equity, in which case it is recognised in equity.

Current tax represents the expected tax payable or recoverable on the taxable profit for the year using tax rates enacted or substantively enacted at the balance sheet date in the countries where the company and its subsidiaries operate and generate income and taking into account any adjustments stemming from prior years.

Deferred tax is provided on the basis of the balance sheet liability method on all temporary differences at the balance sheet date which is defined as the difference between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets and liabilities are not subject to discounting and are measured at the tax rates that are anticipated to apply in the period in which the asset is realised or the liability is settled based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Deferred tax assets are recognised when it is probable that future taxable profits will be available to utilize the associated losses or temporary differences. The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities.

Deferred tax assets and liabilities are recognised for all temporary differences (that is, differences between the carrying amount of the asset or liability and its tax base) with the exception of the following:

i.
Where the deferred tax liability arises from goodwill not deductible for tax purposes or the initial recognition of an asset or a liability in a transaction that is not a business combination and affects neither the accounting profit nor the taxable profit or loss at the time of the transaction; and

ii.
Where, in respect of temporary differences associated with investments in subsidiary undertakings, the timing of the reversal of the temporary difference is subject to control and it is probable that the temporary difference will not reverse in the foreseeable future.

Where goodwill is tax deductible, a deferred tax liability is not recognised on initial recognition of goodwill. It is recognised subsequently for the taxable temporary difference which arises when the goodwill is amortised for tax with no corresponding adjustment to the carrying value of the goodwill.

The carrying amounts of deferred tax assets are subject to review at each balance sheet date and are derecognised to the extent that future taxable profits are considered to be inadequate to allow all or part of any deferred tax asset to be utilised.

xxvi)	Provisions and contingent liabilities

A provision is recognised in the balance sheet when the Group has a present legal or constructive obligation because of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. The status of any significant claim and legal proceeding in which the Group is involved is reviewed by management on a periodic basis and the Group’s potential financial exposure is assessed. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, a liability is recognised for the estimated loss.

Due to the uncertainties inherent in such matters, the related provisions are based on the best information available at the time. As additional information becomes available on pending claims, the potential liability is reassessed and revisions are made to the amounts accrued as appropriate. Such revisions in the judgments and estimates of the potential liabilities could have an impact on the results of operations and financial position of the Group in future accounting periods.

xxvii)	Cost of sales

Cost of sales comprises product cost including manufacturing and payroll costs, quality control, shipping, handling, and packaging costs and the cost of services provided.

xxviii)	Finance income and costs

Financing expenses comprise interest costs payable on senior secured term loan, convertible note, leases and exchangeable notes along with non-recurring financing expenses such as penalty for early settlement of term loan and loss on disposal of exchangeable notes. Interest payable on finance leases is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Financing expenses also includes the financing element of long term liabilities which have been discounted.

Finance income includes interest income on deposits and is recognised in the consolidated statement of operations as it accrues, using the effective interest method. Finance income also includes fair value adjustments for derivative assets and liabilities related to the senior secured term loan and to embedded derivatives associated with exchangeable notes.

xxix)	Treasury shares

When the Group purchases its own equity instruments (treasury shares), the costs, including any directly attributable incremental costs, are deducted from equity. No gain or loss is recognised in the consolidated statement of operations on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in share premium. Voting rights related to treasury shares are nullified for the Group and no dividends are allocated to them.

xxx)	Equity

Share capital represents the nominal (par) value of shares that have been issued. Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

xxxi)	Profit or loss from discontinued operations

A discontinued operation is a component of the Group that either has been disposed of or is classified as held for sale. Profit or loss from discontinued operations comprises the post-tax profit or loss of discontinued operations and the post-tax gain or loss resulting from the measurement and disposal of assets classified as held for sale and any gain or loss on disposal.

xxxii)	Fair values

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data

xxxiii)	New IFRS Standards

The standards and amendments that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements that the Company reasonably expects that will have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1), effective from 1 January 2024

•	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16), effective from 1 January 2024

•	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7), effective from 1 January 2024

•	Non-current Liabilities with Covenants (Amendments to IAS 1), effective from 1 January 2024

•	General Requirements for Disclosure of Sustainability-related Financial Information (IFRS S1), effective from 1 January 2024

•	Climate-related Disclosures (IFRS S2), effective from 1 January 2024

•	Lack of Exchangeability (Amendments to IAS 21), effective from 1 January 2025

The Company is currently assessing the impact of the new standards and amendments on the Company’s accounting policy disclosure.

xxxiv)	Standards, amendments and interpretations to existing IFRS Standards that are not yet effective

At the date of authorisation of these financial statements, several new, but not yet effective, Standards and amendments to existing Standards, and interpretations have been published by the IASB or IFRIC. None of these Standards or amendments to existing Standards have been adopted early by the Group and no interpretations have been issued that are applicable and need to be taken into consideration by the Group at either reporting date. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Group’s consolidated financial statements.